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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):  [ ] is a restatement
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:       GBU Inc.
Address:    70 East 55th Street - 12th Floor
            New York, New York 10022

13F File Number:     28-3994

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Gerald B. Unterman
Title:      President
Phone:      (212) 753-0700
Signature, Place, and Date of Signing:

Gerald B. Unterman             New York, New York                  May 4, 1999

Report Type   (Check only one):

[X]   13F HOLDINGS REPORT
[ ]   13F NOTICE
[ ]   13F COMBINATION REPORT
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                              FORM 13F SUMMARY PAGE

                                 Report Summary


Number of Other Included Managers:           -0-

Form 13F Information Table Entry Total:      16

Form 13F Information Table Value Total:      $270,756

List of Other Included Managers:             None
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                           FORM 13F INFORMATION TABLE



NAME OF ISSUER    TITLE OF       CUSIP        VALUE        SHARES/       SH/PRN       PUT/
                  CLASS                       (x$1000)     PRN AMT                    CALL


--------------  -------------  -----------  -----------  ------------  ----------  ----------
Advantica       COM            00758B109      1,313         262,535      SH
Restaurant
Group

Advantica       WT             00758B117        640         602,147      WT
Restaurant
Group

Calif.Fed       2nd CONT.      130209703      7,472         671,674
Bank FSB        LITIG.

Calif. Fed.     CONT. LITIG.   130209604      4,408         400,751
Bank FSB        REC.

Cell Pathways   COM            15114R101     12,348       1,674,254      SH
Inc.

Cendant Corp.   COM            151313103     13,547         850,000      SH

Dime Bancorp.   COM            25429Q102     32,077       1,383,372      SH

Golden State    COM            381197102     30,608       1,375,642      SH
Bancorp

Golden State    WT EX 000000   381197136      6,620       1,375,642      WT
Bancorp

Loral Space     PFD CV 6%      G56462149      2,332          49,100      SH

Mediaone        PFD CV SER D   58440J203      1,634          18,539      SH
Group Inc.


NAME OF ISSUER      INVSTMT      OTHER        VOTING       VOTING        VOTING
                    DSCRETN      MANAGERS     AUTHORITY    AUTHORITY     AUTHORITY

                                                SOLE        SHARED        NONE
--------------    ----------    --------   ----------      ---------     ---------
Advantica           SOLE                     262,535         0             0
Restaurant
Group

Advantica           SOLE                        0            0             0
Restaurant
Group

Calif.Fed           SOLE                        0            0             0
Bank FSB

Calif. Fed.         SOLE                        0            0             0
Bank FSB

Cell Pathways       SOLE                   1,674,254         0             0
Inc.

Cendant Corp.       SOLE                     850,000         0             0

Dime Bancorp.       SOLE                   1,383,372         0             0

Golden State        SOLE                   1,375,642         0             0
Bancorp

Golden State        SOLE                       0             0             0
Bancorp

Loral Space         SOLE                      49,100         0             0

Mediaone            SOLE                      18,539         0             0
Group Inc.

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
National        CAP UTS        632525309         37           1,190      SH
Australia       EXCHBL
Bank Ltd.

Nextel Commun.  CLA            65332V103     84,281       2,301,200      SH
Inc.

Royal           PFD CONV       V7780T103      2,215          18,100      SH
Caribbean
Cruises

Tesoro Pete     CV 1/100       8861609408     1,671         140,000      SH
Corp.

WinStar         COM            975515107     69,553       1,915,400      SH
Commun. Inc.


National           SOLE                       1,190         0             0
Australia
Bank Ltd.

Nextel Commun.     SOLE                   2,301,200         0             0
Inc.

Royal              SOLE                      18,100         0             0
Caribbean
Cruises

Tesoro Pete        SOLE                     140,000         0             0
Corp.

WinStar            SOLE                   1,915,400         0             0
Commun. Inc.